Accounts payable (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 496,000		$ 5,470,000
Carlos Moreira
Defined Benefit Plan Disclosure [Line Items]
Payables	353,000	SFr 326,014	2,802,000
OISTE
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 70,000	SFr 64,620	$ 189,000